2. Investment securities, Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 36,155	$ 14,663
Less than 12 Months, Unrealized Losses	507	84
12 Months or More, Fair Value	10,123	14,758
12 Months or More, Unrealized Losses	209	210
Total, Fair Value	46,278	29,421
Total, Unrealized Losses	716	294
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	15,594	7,891
Less than 12 Months, Unrealized Losses	290	45
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	15,594	7,891
Total, Unrealized Losses	290	45
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	10,120	3,074
Less than 12 Months, Unrealized Losses	94	13
12 Months or More, Fair Value	9,562	10,828
12 Months or More, Unrealized Losses	180	142
Total, Fair Value	19,682	13,902
Total, Unrealized Losses	274	155
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	10,441	2,198
Less than 12 Months, Unrealized Losses	123	4
12 Months or More, Fair Value	561	3,930
12 Months or More, Unrealized Losses	29	68
Total, Fair Value	11,002	6,128
Total, Unrealized Losses	$ 152	72
Corporate bonds
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value		1,500
Less than 12 Months, Unrealized Losses		22
12 Months or More, Fair Value		0
12 Months or More, Unrealized Losses		0
Total, Fair Value		1,500
Total, Unrealized Losses		$ 22